SHARE-BASED PAYMENT	12 Months Ended
Jun. 30, 2026
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

19.  SHARE-BASED PAYMENT

2023 Omnibus Equity Incentive Plan

On May 12, 2023, the board of directors of the Company approved the 2023 Omnibus Equity Incentive Plan to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and to promote the success of our business. In addition to introducing new incentive plans, it comprehensively amends and restates in entirety (i) the Employee Stock Purchase Plan, (ii) the Equity Compensation Plan, (iii) the Stand-alone Stock Option Grant, and (iv) the Employee Stock Option Plan.

-Employee Stock Purchase Plan (“ESPP”): incentive plan for eligible employees with no stock compensation to purchase ordinary shares of the Company up to a maximum of 15% percent of such employee’s monthly compensation. The number of ordinary shares subject to the ESPP shall be 200,000 ordinary shares. The purchase price will be equal to 85% of the lower of the closing price of the Company’s ordinary shares on the first business day and the last business day of the relevant offering period. As of the date of these consolidated financial statements the ESSP is not yet implemented.
-Equity Compensation Plan: annual incentive plan based on certain financial and operational targets defined by the Board of Directors upon approval of the annual budget.
-Stand Alone Stock Option Grant: plan granted up to 1,200,000 underlying ordinary shares. The options have an exercise price of $4.55 and expire on October 31, 2029. Options can be exercised for a period of up to three years, with 1/3 vesting every 12 months, and on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during a twenty-day period to the date of exercise.
-Employee Stock Option Plan: plan granted up to 100,000 underlying ordinary shares to certain key employees. The options have an exercise price of $5.55 and expire on October 23, 2030. Options can be exercised for a period of up to three years, with 1/3 vesting every 12 months, and on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during a twenty-day period to the date of exercise.
-Past Share Option plan: immediately vested options with a strike price between $11.93 and $13.24.
-Base Share Option plan: to vest and become exercisable in equal installments on June 30, 2023, June 30, 2024, and June 30, 2025, with a strike price between $10.47 and $10.79. During fiscal year 2026, an additional grant of 450,000 options was awarded, vesting in equal installments on June 30, 2026, June 30, 2027, and June 30, 2028, with a strike price between $1.29 and $1.50.
-Performance Share Option plan: to vest and become exercisable if the Group’s fiscal year 2025 EBITDA reaches at least US$120 million, at 0% of the award, and linearly thereafter up to 100% of the awarded options when reaching at least US$150 million. These options have also a strike price of between $10.47 and $10.79.

The fair value of the stock options at the grant date was estimated using the “Black-Scholes” model, considering the terms and conditions under which the options on shares were granted and adjusted to consider the possible dilutive effect of the future exercise of options.

	Stand Alone		Employee		Past Share		Base Share		Performance		Base Share
	Stock Option		Stock Option		Option		Option plan		Share		Option plan
Factor	Grant		Plan		plan		(2023 Grant)		Option plan		(2026 Grant)
Weighted average fair value of shares	$5.42		$13.98		$11.45		$10.80		$10.79		$1.13
Weighted average exercise price	$4.55		$5.55		$12.48		$10.52		$10.52		$1.36
Weighted average expected volatility	29.69%		42.18%		48.73%		54.73%		54.73%		57.16%
Dividend rate	0%		0%		0%		0%		0%		0%
Weighted average risk-free interest rate	1.66%		1.17%		4.40%		4.47%		4.47%		3.77%
Weighted average expected life	9.89	periods	9.22	periods	4.89	periods	2.97	period	2.97	period	3.22	period
Weighted average fair value of stock options at measurement date	$2.47		$10.10		$5.01		$4.46		$4.45		$0.42

During fiscal year 2026, we granted 50,000 restricted stock units (“RSUs”) as sign-on awards to certain Board member. The awards vest one year from the grant date, contingent upon the recipient’s continued service with the Company. Upon vesting, each RSU is settled through the issuance of one ordinary share.

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

The Group estimated that nearly 100% of the share options will be exercised, based on historical trends of executive retention and option exercise behavior. This estimate is reviewed at the end of each annual or interim period.

The following table shows the evolution of stock option and weighted average exercise price for the years ended June 30, 2026 and 2025:

	06/30/2026		06/30/2025
		W.A.		W.A.
	Number of	Exercise	Number of	Exercise
	options	price	options	price
At the beginning of the year	5,009,351	10.14	7,345,795	11.83
Granted during the year	450,000	1.36	—	—
Cancelled or expired during the year	—	—	(221,444)	58.27
Forfeited during the year	—	—	(2,115,000)	10.52
Exercised during the year	—	—	—	—
Effective at the end of the year	5,459,351	9.43	5,009,351	10.14